Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jul. 02, 2018
Allowance for doubtful accounts
Concentration risk percentage			12.00%	19.00%
Tax benefit settlement description	greater than 50%		greater than 50%
Accrued for penalties or interest
Goodwill impairment			$ 139,754
Intangible Assets useful life	10 years		10 years
Net loss per share	$ (0.45)	$ (0.52)	$ (0.72)	$ (0.86)
Accumulated deficit	$ (19,272,321)		$ (16,023,721)	$ (11,030,371)
Change In Accounting Principle On Goodwill [Member]
Decrease amortization expense				13,975
Net loss from continuing operations before interest income and expense and net loss				$ 13,975
Net loss per share				$ 0.00
Accumulated deficit					$ 3,493